UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
 Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 44.7%
Guggenheim Strategy Fund I	49,376	$1,229,468
Guggenheim Strategy Fund II	43,514	1,083,942
Total Mutual Funds
(Cost $2,308,331)		2,313,410

	Face Amount
REPURCHASE AGREEMENTS††,2 - 43.5%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$2,202,837	2,202,837
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	26,371	26,371
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	21,167	21,167
Total Repurchase Agreements
(Cost $2,250,375)		2,250,375
Total Investments - 88.2%
(Cost $4,558,706)		$4,563,785
Other Assets & Liabilities, net - 11.8%		610,966
Total Net Assets - 100.0%		$5,174,751

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2015 LME Copper Futures Contracts (Aggregate Value of Contracts $302,742)	2	$12,428
June 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $304,900)	5	11,732
June 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $236,800)	2	5,974
May 2015 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $108,337)	1	2,334
May 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $51,953)	1	1,758
May 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $45,502)	1	1,145
May 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $177,925)	4	934
May 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $63,100)	2	794
May 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $56,075)	2	518
May 2015 Soybean Futures Contracts (Aggregate Value of Contracts $194,550)	4	136
June 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $152,150)	5	(1,228)
May 2015 Cocoa Futures Contracts (Aggregate Value of Contracts $27,040)	1	(1,694)
May 2015 Wheat Futures Contracts (Aggregate Value of Contracts $230,738)	9	(3,181)
May 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $297,545)	4	(6,085)
May 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $286,524)	4	(7,723)
May 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $74,208)	1	(10,510)
May 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $49,744)	1	(11,375)
May 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $184,590)	7	(12,311)
May 2015 Corn Futures Contracts (Aggregate Value of Contracts $263,375)	14	(13,874)
May 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $365,050)	7	(15,062)
May 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $94,158)	7	(20,801)
June 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,179,990)	21	(63,749)

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,092,270)	23	$(82,679)
(Total Aggregate Value of Contracts $5,839,266)		$(212,519)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
April 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $594,150)	6	$698

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS†,1 - 2.0%
Guggenheim Enhanced Short Duration ETF	108,400	$5,426,504
Total Exchange-Traded Funds
(Cost $5,429,550)		5,426,504

MUTUAL FUNDS†,2 - 55.7%
Guggenheim Strategy Fund I	2,136,759	53,205,311
Guggenheim Strategy Fund II	2,119,870	52,805,950
Guggenheim Strategy Fund III	1,682,875	41,987,727
Total Mutual Funds
(Cost $148,200,860)		147,998,988

	Face Amount
ASSET BACKED SECURITIES†† - 5.8%
Brentwood CLO Corp.
2006-1A, 0.52% due 02/01/22[3,4]	$3,733,235	3,680,224
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[3,4]	3,129,295	3,103,948
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/21[3,4]	2,700,000	2,703,240
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[3,4]	2,565,132	2,517,164
Black Diamond CLO Delaware Corp.
2005-1A, 2.17% due 06/20/17[3,4]	1,500,000	1,468,350
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[3,4]	1,219,147	1,210,247
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/21[3,4]	735,516	729,190
Gleneagles CLO Ltd.
2005-1A, 0.53% due 11/01/17[3,4]	69,501	69,327
Total Asset Backed Securities
(Cost $15,260,871)		15,481,690

COLLATERALIZED MORTGAGE OBLIGATIONS††,5 - 1.2%
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/51[4]	2,839,238	2,805,167
SRERS Funding Ltd.
2011-RS, 0.43% due 05/09/46[3,4]	330,399	314,144
Total Collateralized Mortgage Obligations
(Cost $3,113,597)		3,119,311

REPURCHASE AGREEMENTS††,5 - 24.1%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	50,310,368	50,310,368
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	7,688,492	7,688,492
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	6,171,279	6,171,279
Total Repurchase Agreements
(Cost $64,170,139)		64,170,139
Total Investments - 88.8%
(Cost $236,175,017)		$236,196,632
Other Assets & Liabilities, net - 11.2%		29,649,664
Total Net Assets - 100.0%		$265,846,296

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $64,015,050)	375	$921,581
June 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $46,419,148)	459	617,357
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $53,129,781)	442	552,768
June 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $23,607,000)	144	448,473
June 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $806,546,756)	6,746	447,933
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $13,600,000)	80	322,468
June 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $151,100,220)	1,086	311,631

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $80,887,056)	943	$261,593
June 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $32,355,469)	251	250,218
June 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $47,336,881)	420	99,466
June 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $79,762,381)	65	87,757
June 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $16,644,545)	93	(63,128)
(Total Aggregate Value of Contracts $1,415,404,287)		$4,258,117

COMMODITY FUTURES CONTRACTS PURCHASED†
June 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $20,428,301)	335	$678,724
May 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $10,283,565)	226	378,058
May 2015 Copper Futures Contracts (Aggregate Value of Contracts $68,438)	1	(372)
June 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $2,960,000)	25	(2,811)
May 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $5,091,345)	98	(19,347)
May 2015 Silver Futures Contracts (Aggregate Value of Contracts $4,573,250)	55	(57,943)
May 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,232,030)	47	(71,183)
(Total Aggregate Value of Contracts $45,636,929)		$905,126

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $31,280,020)	243	$367,664
June 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $19,231,286)	120	343,035
April 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $7,633,375)	62	248,403
April 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $6,675,340)	83	234,916
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $10,793,420)	71	182,479
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $9,112,925)	103	53,409
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,221,975)	41	51,298
June 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $8,361,086)	26	25,539
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $23,891,940)	276	24,877
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,373,480)	19	19,174
June 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $6,465,060)	58	7,564
April 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $22,473,163)	214	(265,954)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $20,609,093)	207	$(479,229)
(Total Aggregate Value of Contracts $173,122,163)		$813,175

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $19,194,862)	1,427	$2,769,134
May 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $7,420,800)	100	755,170
May 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $10,169,250)	195	320,261
May 2015 Corn Futures Contracts (Aggregate Value of Contracts $5,944,750)	316	301,376
June 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $4,944,720)	88	174,767
May 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $895,388)	18	55,541
May 2015 Wheat Futures Contracts (Aggregate Value of Contracts $2,897,038)	113	43,783
May 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,413,338)	19	20,937
May 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $143,262)	2	4,071
May 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $817,470)	31	705
May 2015 Soybean Futures Contracts (Aggregate Value of Contracts $6,955,163)	143	(33,104)
May 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $6,168,250)	220	(50,267)
June 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $16,006,180)	526	(78,615)
May 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $16,769,431)	377	(120,296)
May 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $6,152,250)	195	(176,307)
(Total Aggregate Value of Contracts $105,892,152)		$3,987,156

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $8,653,158)	160	$14,099
April 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,725,486)	49	(6,003)
April 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $3,865,699)	24	(79,649)
(Total Aggregate Value of Contracts $14,244,343)		$(71,553)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 British Pound Futures Contracts (Aggregate Value of Contracts $15,106,025)	163	$166,259
June 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $4,889,940)	62	18,149
June 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $379,200)	5	(163)
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $16,410,525)	122	(78,217)
June 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $12,643,225)	98	(309,077)
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $40,373,775)	387	(350,111)
(Total Aggregate Value of Contracts $89,802,690)		$(553,160)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Affiliated issuer — See Note 7.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $18,601,001 (cost $18,374,468), or 7.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Repurchase Agreements — See Note 4.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 64.2%
Financial - 11.7%
City National Corp.[1]	21,879	$1,948,989
Hudson City Bancorp, Inc.[1]	165,788	1,737,457
Susquehanna Bancshares, Inc.[1]	120,406	1,650,766
Aviv REIT, Inc.[1]	33,445	1,220,742
Axis Capital Holdings Ltd.[1]	19,377	999,466
Bank of Kentucky Financial Corp.[1]	7,865	385,778
Square 1 Financial, Inc. — Class A*	12,544	335,803
Interactive Brokers Group, Inc. — Class A1	6,079	206,808
Hanover Insurance Group, Inc.[1]	2,750	199,595
Allstate Corp.[1]	2,774	197,425
Assured Guaranty Ltd.[1]	7,478	197,344
SunTrust Banks, Inc.[1]	4,801	197,272
Wells Fargo & Co.[1]	3,595	195,568
MFA Financial, Inc.[1]	24,822	195,101
Voya Financial, Inc.[1]	4,511	194,469
Chimera Investment Corp.[1]	61,609	193,452
Everest Re Group Ltd.[1]	1,110	193,140
Air Lease Corp. — Class A1	5,114	193,002
Morgan Stanley[1]	5,404	192,868
ACE Ltd.[1]	1,713	190,982
CBL & Associates Properties, Inc.[1]	9,528	188,654
Berkshire Hathaway, Inc. — Class B*,1	1,303	188,049
Taubman Centers, Inc.[1]	2,316	178,633
American Capital Agency Corp.[1]	8,370	178,532
Meadowbrook Insurance Group, Inc.[1]	19,701	167,458
Hudson Valley Holding Corp.[1]	6,464	165,220
Ameriprise Financial, Inc.[1]	1,254	164,074
Popular, Inc.*,1	4,584	157,644
PNC Financial Services Group, Inc.[1]	1,640	152,914
Starwood Property Trust, Inc.[1]	6,103	148,303
Capital One Financial Corp.[1]	1,544	121,698
Reinsurance Group of America, Inc. — Class A1	1,013	94,401
Travelers Companies, Inc.[1]	772	83,476
CNA Financial Corp.[1]	1,785	73,953
Navient Corp.[1]	3,305	67,191
Annaly Capital Management, Inc.[1]	4,994	51,938
BioMed Realty Trust, Inc.[1]	2,292	51,936
Assurant, Inc.[1]	482	29,600
Bank of New York Mellon Corp.[1]	675	27,162
Bank of America Corp.[1]	1,568	24,132
Huntington Bancshares, Inc.[1]	1,519	16,785
Legg Mason, Inc.[1]	241	13,303
Jones Lang LaSalle, Inc.[1]	72	12,269
Fifth Third Bancorp[1]	410	7,729
Total Financial		13,191,081
Consumer, Non-cyclical - 10.4%
Hospira, Inc.*,1	22,161	1,946,622
Catamaran Corp.*	28,367	1,689,052
Lorillard, Inc.[1]	23,249	1,519,321
Salix Pharmaceuticals Ltd.*	4,889	844,867
Pharmacyclics, Inc.*	3,280	839,516
Auspex Pharmaceuticals, Inc.*	7,576	759,646
Wright Medical Group, Inc.*	24,216	624,773
Humana, Inc.[1]	1,254	223,237
Kroger Co.[1]	2,678	205,295
Pfizer, Inc.[1]	5,476	190,510
Molson Coors Brewing Co. — Class B1	2,533	188,582
Ingredion, Inc.[1]	2,364	183,967
Tyson Foods, Inc. — Class A1	4,728	181,082
Amgen, Inc.[1]	1,102	176,154
Archer-Daniels-Midland Co.[1]	3,667	173,816
DaVita HealthCare Partners, Inc.*,1	1,665	135,331
Cintas Corp.[1]	1,640	133,873
DENTSPLY International, Inc.[1]	2,292	116,640
Charles River Laboratories International, Inc.*,1	1,447	114,733
Hill-Rom Holdings, Inc.[1]	2,195	107,555
Pinnacle Foods, Inc.[1]	2,605	106,310
Dr Pepper Snapple Group, Inc.[1]	1,351	106,027
Omnicare, Inc.[1]	1,327	102,259
Pilgrim's Pride Corp.[2]	4,101	92,642
United Therapeutics Corp.*,1	531	91,563
Johnson & Johnson[1]	893	89,836
Graham Holdings Co. — Class B1	72	75,573
UnitedHealth Group, Inc.[1]	627	74,168
Constellation Brands, Inc. — Class A1	555	64,497
Cooper Companies, Inc.[1]	338	63,348
Biogen, Inc.*,1	145	61,225
Anthem, Inc.[1]	386	59,602
Universal Health Services, Inc. — Class B1	482	56,736
Myriad Genetics, Inc.*,2	1,447	51,224
Bunge Ltd.[1]	555	45,710
Herbalife Ltd.	1,037	44,342
DeVry Education Group, Inc.[1]	1,303	43,468
Gilead Sciences, Inc.[1]	410	40,233
Eli Lilly & Co.[1]	482	35,017
United Rentals, Inc.*,1	265	24,157
Spectrum Brands Holdings, Inc.[1]	265	23,733
ManpowerGroup, Inc.[1]	241	20,762
Mallinckrodt plc*,1	97	12,285
Edwards Lifesciences Corp.*,1	72	10,257
Actavis plc*	1	421
Total Consumer, Non-cyclical		11,749,967
Utilities - 7.9%
Pepco Holdings, Inc.[1]	94,779	2,542,920
Cleco Corp.[1]	45,644	2,488,511
Integrys Energy Group, Inc.[1]	31,174	2,245,151
Public Service Enterprise Group, Inc.[1]	4,777	200,252
Ameren Corp.[1]	4,584	193,445
Great Plains Energy, Inc.[1]	7,236	193,056
Westar Energy, Inc.[1]	4,897	189,808
American Electric Power Company, Inc.[1]	3,281	184,556
DTE Energy Co.[1]	1,906	153,795

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 64.2% (continued)
Utilities - 7.9% (continued)
Xcel Energy, Inc.[1]	4,174	$145,297
AGL Resources, Inc.[1]	1,785	88,625
Consolidated Edison, Inc.[1]	1,206	73,566
Atmos Energy Corp.[1]	1,134	62,710
UGI Corp.[1]	1,882	61,334
Alliant Energy Corp.[1]	507	31,941
Total Utilities		8,854,967
Industrial - 7.2%
Polypore International, Inc.*	37,111	2,185,838
Exelis, Inc.[1]	54,832	1,336,257
MeadWestvaco Corp.	16,920	843,800
RTI International Metals, Inc.*	16,597	595,998
AMERCO[1]	603	199,231
Republic Services, Inc. — Class A1	4,825	195,702
Cummins, Inc.[1]	1,399	193,957
Ryder System, Inc.[1]	2,026	192,247
Stanley Black & Decker, Inc.[1]	1,978	188,622
Sonoco Products Co.[1]	4,149	188,614
FedEx Corp.[1]	1,086	179,679
GATX Corp.[1]	2,991	173,418
Energizer Holdings, Inc.[1]	1,254	173,115
Northrop Grumman Corp.[1]	1,037	166,915
L-3 Communications Holdings, Inc.[1]	1,279	160,885
Corning, Inc.[1]	7,043	159,735
Caterpillar, Inc.[1]	1,833	146,695
Trinity Industries, Inc.[1]	3,884	137,921
General Electric Co.[1]	4,415	109,535
Timken Co.[1]	2,244	94,562
Packaging Corporation of America[1]	1,158	90,544
Orbital ATK, Inc.[1]	1,134	86,898
Arrow Electronics, Inc.*,1	1,375	84,081
CSX Corp.[1]	1,665	55,145
Raytheon Co.[1]	362	39,549
Snap-on, Inc.[1]	193	28,383
Huntington Ingalls Industries, Inc.[1]	193	27,049
Norfolk Southern Corp.[1]	121	12,453
Waste Management, Inc.[1]	121	6,562
PerkinElmer, Inc.[1]	120	6,137
Dover Corp.[1]	72	4,977
Vishay Intertechnology, Inc.[1]	241	3,331
General Dynamics Corp.[1]	24	3,258
Total Industrial		8,071,093
Consumer, Cyclical - 7.2%
TRW Automotive Holdings Corp.*,1	23,954	2,511,576
Life Time Fitness, Inc.*	14,934	1,059,716
Office Depot, Inc.*,1	111,994	1,030,345
Family Dollar Stores, Inc.[1]	10,780	854,207
Foot Locker, Inc.[1]	3,450	217,350
Royal Caribbean Cruises Ltd.[1]	2,605	213,219
Alaska Air Group, Inc.[1]	3,088	204,365
Lear Corp.[1]	1,809	200,473
CVS Health Corp.[1]	1,882	194,242
Wyndham Worldwide Corp.[1]	2,147	194,239
Whirlpool Corp.[1]	917	185,289
Best Buy Company, Inc.[1]	4,825	182,337
Macy's, Inc.[1]	2,774	180,061
PACCAR, Inc.[1]	2,798	176,666
The Gap, Inc.[1]	2,991	129,600
PulteGroup, Inc.[1]	5,621	124,955
Carnival Corp.[1]	2,195	105,009
Wendy's Co.[1]	4,367	47,600
Visteon Corp.*,1	434	41,838
Dillard's, Inc. — Class A1	289	39,451
Dolby Laboratories, Inc. — Class A1	772	29,460
Leggett & Platt, Inc.[1]	555	25,580
Lowe's Companies, Inc.[1]	338	25,144
Southwest Airlines Co.[1]	410	18,163
GameStop Corp. — Class A2	434	16,475
Kohl's Corp.[1]	193	15,102
Ford Motor Co.[1]	892	14,397
Ralph Lauren Corp. — Class A1	97	12,756
Big Lots, Inc.[1]	193	9,270
General Motors Co.[1]	97	3,638
Walgreens Boots Alliance, Inc.[1]	24	2,032
Brinker International, Inc.[1]	24	1,477
Restaurant Brands International, Inc.	1	38
Total Consumer, Cyclical		8,066,070
Communications - 7.0%
Orbitz Worldwide, Inc.*,1	179,596	2,094,090
Time Warner Cable, Inc.[1]	13,634	2,043,464
Aruba Networks, Inc.*	58,805	1,440,135
DIRECTV*,1	10,793	918,484
Gannett Company, Inc.[1]	5,693	211,096
Yahoo!, Inc.*,1	4,511	200,446
Time Warner, Inc.[1]	2,340	197,590
Liberty Interactive Corp. — Class A*,1	6,706	195,748
Frontier Communications Corp.[1,2]	24,098	169,891
IAC/InterActiveCorp[1]	1,616	109,032
Walt Disney Co.[1]	941	98,701
Liberty Media Corp. — Class A*,1	1,206	46,491
CenturyLink, Inc.[1]	1,206	41,667
Cisco Systems, Inc.[1]	1,472	40,517
John Wiley & Sons, Inc. — Class A1	314	19,198
T-Mobile US, Inc.*,1	48	1,521
Total Communications		7,828,071
Technology - 5.1%
Advent Software, Inc.[1]	24,075	1,061,948
Tokyo Electron Ltd. ADR[1]	53,832	935,062
Freescale Semiconductor Ltd.*	21,626	881,475
DST Systems, Inc.[1]	1,809	200,275
Oracle Corp.[1]	4,463	192,578
Activision Blizzard, Inc.[1]	8,418	191,299
Microsoft Corp.[1]	4,511	183,394
Xerox Corp.[1]	14,232	182,881
Intel Corp.[1]	5,380	168,233
CA, Inc.[1]	5,114	166,768
Computer Sciences Corp.[1]	2,533	165,354
Integrated Silicon Solution, Inc.	9,128	163,300
Hewlett-Packard Co.[1]	5,187	161,627

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 64.2% (continued)
Technology - 5.1% (continued)
Brocade Communications Systems, Inc.[1]	12,182	$144,540
Western Digital Corp.[1]	1,447	131,691
Broadridge Financial Solutions, Inc.[1]	2,340	128,723
QUALCOMM, Inc.[1]	1,761	122,108
Fidelity National Information Services, Inc.[1]	1,713	116,587
Micron Technology, Inc.*,1	4,246	115,194
NVIDIA Corp.[1]	4,005	83,805
Pitney Bowes, Inc.[1]	2,847	66,392
Electronic Arts, Inc.*,1	893	52,522
Lam Research Corp.[1]	482	33,853
Skyworks Solutions, Inc.[1]	265	26,047
KLA-Tencor Corp.[1]	145	8,452
Cerner Corp.*,1	48	3,516
Total Technology		5,687,624
Energy - 4.6%
Dresser-Rand Group, Inc.*,1	18,548	1,490,343
Baker Hughes, Inc.[1]	19,325	1,228,684
Regency Energy Partners, LP2	28,449	650,630
Talisman Energy, Inc.[1]	54,473	418,352
Murphy USA, Inc.*,1	2,171	157,115
Chevron Corp.[1]	1,472	154,531
Devon Energy Corp.[1]	2,461	148,423
Valero Energy Corp.[1]	2,316	147,344
Murphy Oil Corp.[1]	2,919	136,025
Hess Corp.[1]	1,954	132,618
ConocoPhillips[1]	2,026	126,139
Newfield Exploration Co.*,1	2,509	88,041
Chesapeake Energy Corp.[1]	4,246	60,123
Occidental Petroleum Corp.[1]	675	49,275
Nabors Industries Ltd.[1]	3,402	46,437
Unit Corp.*,1	1,568	43,873
National Oilwell Varco, Inc.[1]	796	39,792
Superior Energy Services, Inc.[1]	1,472	32,884
Denbury Resources, Inc.[1]	2,702	19,698
Marathon Oil Corp.[1]	145	3,786
Total Energy		5,174,113
Basic Materials - 3.1%
Sigma-Aldrich Corp.[1]	18,293	2,529,008
CF Industries Holdings, Inc.[1]	651	184,676
Dow Chemical Co.[1]	3,619	173,639
LyondellBasell Industries N.V. — Class A1	1,713	150,401
Mosaic Co.[1]	2,533	116,670
Cabot Corp.[1]	2,412	108,540
Domtar Corp.[1]	1,833	84,721
Ashland, Inc.[1]	507	64,546
Westlake Chemical Corp.[1]	700	50,358
United States Steel Corp.	1,279	31,207
Celanese Corp. — Class A1	410	22,903
Total Basic Materials		3,516,669
Total Common Stocks
(Cost $67,173,953)		72,139,655

MUTUAL FUNDS†,3 - 0.0%
Guggenheim Strategy Fund I	791	19,698
Guggenheim Strategy Fund II	236	5,870
Total Mutual Funds
(Cost $25,585)		25,568

CLOSED-END FUNDS† - 12.7%
Adams Diversified Equity Fund, Inc.[1]	33,556	468,441
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	41,168	466,844
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	23,421	455,537
Tri-Continental Corp.[1]	19,594	424,994
AllianzGI Equity & Convertible Income Fund[1]	19,904	394,298
Nuveen Dividend Advantage Municipal Income Fund[1]	26,636	386,488
Nuveen Maryland Premium Income Municipal Fund[1]	29,027	369,804
BlackRock Enhanced Equity Dividend Trust[1]	44,484	365,214
Alpine Total Dynamic Dividend Fund[1]	40,707	362,699
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	37,830	350,684
BlackRock Core Bond Trust[1]	24,578	339,668
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	27,690	319,266
Zweig Total Return Fund, Inc.[1]	22,046	301,589
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	54,836	297,211
GDL Fund[1]	27,115	280,369
Boulder Growth & Income Fund, Inc.[1]	29,392	251,888
General American Investors Company, Inc.[1]	6,957	243,356
BlackRock Credit Allocation Income Trust[1]	18,038	242,791
First Trust High Income Long/Short Fund[1]	13,673	223,964
Swiss Helvetia Fund, Inc.[1]	16,893	194,945
Zweig Fund, Inc.[1]	12,201	187,651
BlackRock Resources & Commodities Strategy Trust[1]	19,546	186,860
Clough Global Allocation Fund[1]	12,325	186,108
Western Asset Worldwide Income Fund, Inc.[1]	15,781	178,957
Advent Claymore Convertible Securities and Income Fund II1,3	25,768	173,161
Gabelli Healthcare & WellnessRx Trust[1]	15,327	172,582
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	11,807	153,609
Nuveen Credit Strategies Income Fund[1]	16,234	146,918
Western Asset Emerging Markets Income Fund, Inc.[1]	13,164	146,252
Madison Covered Call & Equity Strategy Fund[1]	17,412	142,953

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 12.7% (continued)
Nuveen Build America Bond Fund[1]	6,498	$138,018
Source Capital, Inc.[1]	1,580	115,814
Ellsworth Growth and Income Fund Ltd.[1]	13,101	114,634
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	6,927	113,256
First Trust Enhanced Equity Income Fund[1]	7,698	110,851
BlackRock Limited Duration Income Trust	6,969	110,041
Nuveen Diversified Dividend & Income Fund[1]	8,995	109,739
Central Securities Corp.[1]	4,993	108,847
Bancroft Fund Ltd.[1]	5,176	108,334
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	7,694	105,485
Morgan Stanley Income Securities, Inc.[1]	5,778	104,004
China Fund, Inc.[1]	5,204	100,697
MFS InterMarket Income Trust I1	11,732	99,487
New Ireland Fund, Inc.[1]	7,559	98,569
Western Asset Emerging Markets Debt Fund, Inc.[1]	6,130	96,548
Cohen & Steers Quality Income Realty Fund, Inc.[1]	7,166	89,002
Putnam High Income Securities Fund[1]	10,854	88,460
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,178	86,109
Duff & Phelps Global Utility Income Fund, Inc.[1]	4,209	83,128
Korea Equity Fund, Inc.[1]	10,806	82,666
MFS Multimarket Income Trust[1]	12,954	82,258
Franklin Limited Duration Income Trust[1]	6,722	81,807
First Trust Aberdeen Global Opportunity Income Fund[1]	6,898	80,845
RMR Real Estate Income Fund[1]	3,752	79,730
Delaware Enhanced Global Dividend & Income Fund[1]	6,910	79,258
Advent/Claymore Enhanced Growth & Income Fund[1,3]	8,279	77,988
CBRE Clarion Global Real Estate Income Fund[1]	8,669	77,588
Strategic Global Income Fund, Inc.[1]	8,966	75,583
BlackRock Debt Strategies Fund, Inc.[1]	20,071	74,865
John Hancock Premium Dividend Fund[1]	5,365	74,574
Royce Value Trust, Inc.[1]	5,176	74,120
Duff & Phelps Utility and Corporate Bond Trust, Inc.	7,583	74,086
BlackRock Multi-Sector Income Trust[1]	4,195	73,287
Eaton Vance Limited Duration Income Fund[1]	5,074	73,015
Templeton Emerging Markets Income Fund[1]	6,768	72,891
BlackRock Corporate High Yield Fund, Inc.[1]	6,508	72,629
Lazard Global Total Return and Income Fund, Inc.[1]	4,301	69,418
AllianceBernstein Income Fund, Inc.[1]	8,877	68,530
Ares Dynamic Credit Allocation Fund, Inc.[1]	4,216	68,468
Liberty All Star Equity Fund[1]	11,666	68,129
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	5,249	67,660
Ivy High Income Opportunities Fund[1]	4,124	66,933
MFS Charter Income Trust[1]	7,578	66,686
Wells Fargo Advantage Multi-Sector Income Fund[1]	4,988	66,590
Western Asset Managed High Income Fund, Inc.	11,639	60,174
LMP Real Estate Income Fund, Inc.[1]	4,499	58,577
Asia Tigers Fund, Inc.[1]	4,916	56,731
Nuveen Quality Preferred Income Fund 3[1]	6,526	56,515
Deutsche Global High Income Fund, Inc.[1]	6,572	54,876
Delaware Investments National Municipal Income Fund[1]	4,050	53,258
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	2,779	49,161
Virtus Global Multi-Sector Income Fund[1]	2,928	48,927
Cohen & Steers Infrastructure Fund, Inc.[1]	2,140	48,621
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	1,914	47,467
First Trust Dividend and Income Fund[1]	5,266	46,604
Madison Strategic Sector Premium Fund[1]	3,708	44,644
New America High Income Fund, Inc.[1]	4,832	43,730
Global High Income Fund, Inc.[1]	4,879	42,691
Royce Micro-Capital Trust, Inc.[1]	4,236	41,428
Clough Global Opportunities Fund[1]	3,226	40,196
LMP Capital and Income Fund, Inc.[1]	2,385	39,925
Fort Dearborn Income Securities, Inc.[1]	2,774	39,862
Central Europe Russia and Turkey Fund, Inc.[1]	1,853	38,098
Nuveen Dividend Advantage Municipal Fund 3[1]	2,658	37,717
First Trust Strategic High Income Fund II	2,634	37,455
Nuveen S&P 500 Dynamic Overwrite Fund[1]	2,589	36,168

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 12.7% (continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	3,309	$35,803
Western Asset Income Fund[1]	2,556	35,349
Aberdeen Singapore Fund, Inc.[1]	3,057	34,728
Sprott Focus Trust, Inc.[1]	4,218	30,623
Aberdeen Greater China Fund, Inc.[1]	2,962	30,420
John Hancock Income Securities Trust[1]	1,969	28,176
Deutsche High Income Trust[1]	2,977	26,436
BlackRock Global Opportunities Equity Trust[1]	1,801	24,998
Cohen & Steers Total Return Realty Fund, Inc.[1]	1,808	24,752
Blackstone / GSO Strategic Credit Fund[1]	1,490	24,108
First Trust Aberdeen Emerging Opportunity Fund[1]	1,476	24,029
Voya Emerging Markets High Income Dividend Equity Fund[1]	2,312	23,374
Alpine Global Dynamic Dividend Fund[1]	2,264	23,342
Gabelli Global Utility & Income Trust[1]	1,254	23,249
Nuveen Multi-Market Income Fund, Inc.[1]	2,922	22,061
Templeton Dragon Fund, Inc.[1]	830	20,617
MFS Intermediate High Income Fund[1]	7,428	20,427
European Equity Fund, Inc.[1]	2,276	19,892
Dividend and Income Fund[1]	1,310	19,716
Deutsche Strategic Income Trust[1]	1,598	18,777
Japan Smaller Capitalization Fund, Inc.[1]	1,884	18,727
Nuveen S&P 500 Buy-Write Income Fund[1]	1,262	16,154
Deutsche Multi-Market Income Trust[1]	1,898	16,057
Morgan Stanley Asia-Pacific Fund, Inc.[1]	998	15,719
Franklin Universal Trust[1]	2,080	15,038
Nuveen Build America Bond Opportunity Fund[1]	691	15,009
Nuveen Flexible Investment Income Fund[1]	869	14,912
Delaware Investments Dividend & Income Fund, Inc.[1]	1,352	13,601
PIMCO Dynamic Credit Income Fund[1]	660	13,477
ASA Gold and Precious Metals Ltd.[1]	1,288	12,983
Transamerica Income Shares, Inc. — Class E1	627	12,778
Managed High Yield Plus Fund, Inc.[1]	6,616	12,703
Nuveen Short Duration Credit Opportunities Fund[1]	726	12,451
Neuberger Berman High Yield Strategies Fund, Inc.[1]	998	12,315
JPMorgan China Region Fund, Inc.[1]	633	11,381
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	897	11,230
BlackRock Income Trust, Inc.[1]	1,644	10,554
MFS Intermediate Income Trust[1]	2,037	9,920
BlackRock Utility and Infrastructure Trust[1]	441	8,644
AllianceBernstein Global High Income Fund, Inc.[1]	678	8,522
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	330	7,943
Nuveen Global Equity Income Fund[1]	614	7,914
Morgan Stanley Emerging Markets Fund, Inc.[1]	512	7,608
KKR Income Opportunities Fund[1]	415	6,831
Western Asset Global Partners Income Fund, Inc.[1]	705	6,747
Advent Claymore Convertible Securities and Income Fund[1,3]	389	6,722
Asia Pacific Fund, Inc.[1]	512	5,944
New Germany Fund, Inc.[1]	349	5,410
First Trust Intermediate Duration Preferred & Income Fund[1]	230	5,166
Invesco High Income Trust II1	341	5,156
Nuveen Floating Rate Income Fund[1]	431	4,875
India Fund, Inc.[1]	170	4,808
Korea Fund, Inc.[1]	107	4,290
John Hancock Hedged Equity & Income Fund[1]	232	3,809
Invesco Bond Fund[1]	198	3,703
Taiwan Fund, Inc.[1]	199	3,345
BlackRock International Growth and Income Trust[1]	450	3,191
Eaton Vance Municipal Bond Fund[1]	240	3,098
Voya Asia Pacific High Dividend Equity Income Fund[1]	264	3,057
Alliance California Municipal Income Fund, Inc.[1]	220	3,056
BlackRock Enhanced Capital and Income Fund, Inc.[1]	203	3,055
Nuveen Tax-Advantaged Dividend Growth Fund[1]	179	2,855
Clough Global Equity Fund[1]	189	2,843
Montgomery Street Income Securities, Inc.[1]	159	2,686
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	181	2,516

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 12.7% (continued)
Western Asset High Income Opportunity Fund, Inc.[1]	470	$2,500
Nuveen Preferred Income Opportunities Fund[1]	253	2,411
Voya Global Equity Dividend and Premium Opportunity Fund[1]	289	2,404
Tortoise Energy Independence Fund, Inc.[1]	113	2,274
Mexico Equity & Income Fund, Inc.[1]	184	2,267
Morgan Stanley India Investment Fund, Inc.[1]	74	2,062
Principal Real Estate Income Fund[1]	105	2,043
Nuveen Massachusetts Premium Income Municipal Fund[1]	142	1,903
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	117	1,864
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	125	1,845
Cutwater Select Income Fund[1]	68	1,361
Stone Harbor Emerging Markets Total Income Fund[1]	75	1,085
Nuveen Ohio Quality Income Municipal Fund[1]	62	942
Aberdeen Latin America Equity Fund, Inc.[1]	41	830
Western Asset Global High Income Fund, Inc.[1]	72	800
Latin American Discovery Fund, Inc.[1]	70	694
Calamos Global Dynamic Income Fund[1]	67	589
Pacholder High Yield Fund, Inc.[1]	73	539
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	51	384
Aberdeen Japan Equity Fund, Inc.[1]	47	381
Tortoise Pipeline & Energy Fund, Inc.	12	342
Credit Suisse Asset Management Income Fund, Inc.[1]	105	337
Cushing Renaissance Fund[1]	15	321
Liberty All Star Growth Fund, Inc.[1]	61	317
Total Closed-End Funds
(Cost $13,570,508)		14,188,728

	Face Amount
REPURCHASE AGREEMENTS††,4 - 13.1%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$11,562,521	11,562,521
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	1,766,999	1,766,999
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	1,418,307	1,418,307
Total Repurchase Agreements
(Cost $14,747,827)		14,747,827

SECURITIES LENDING COLLATERAL††,5 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	216,577	216,577
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	74,502	74,502
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	38,455	38,455
Total Securities Lending Collateral
(Cost $329,534)		329,534
Total Investments - 90.3%
(Cost $95,847,407)		$101,431,312

	Shares
COMMON STOCKS SOLD SHORT† - (36.0)%
Diversified - (0.1)%
Leucadia National Corp.	4,213	(93,908)
Basic Materials - (1.3)%
Carpenter Technology Corp.	98	(3,810)
Airgas, Inc.	197	(20,904)
Tahoe Resources, Inc.	3,671	(40,234)
Sherwin-Williams Co.	148	(42,106)
PPG Industries, Inc.	197	(44,431)
Monsanto Co.	788	(88,682)
FMC Corp.	1,552	(88,852)
Allegheny Technologies, Inc.	3,030	(90,930)
Praxair, Inc.	788	(95,143)
Valspar Corp.	1,134	(95,290)
WR Grace & Co.*	985	(97,387)
Ecolab, Inc.	862	(98,596)
Alcoa, Inc.	46,994	(607,159)
Total Basic Materials		(1,413,524)
Energy - (2.7)%
Southwestern Energy Co.*	321	(7,444)
Equities Corp.	124	(10,276)
Continental Resources, Inc.*	295	(12,883)
First Solar, Inc.*	222	(13,273)
Williams Companies, Inc.	345	(17,454)
WPX Energy, Inc.*	2,292	(25,052)
RPC, Inc.	2,587	(33,139)
MRC Global, Inc.*	2,808	(33,275)
Gulfport Energy Corp.*	1,183	(54,312)
Cheniere Energy, Inc.*	813	(62,926)
FMC Technologies, Inc.*	1,774	(65,656)
CONSOL Energy, Inc.	2,414	(67,326)
Kosmos Energy Ltd.*	9,214	(72,883)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (36.0)% (continued)
Energy - (2.7)% (continued)
Oceaneering International, Inc.	1,404	$(75,718)
Dril-Quip, Inc.*	1,183	(80,905)
Antero Resources Corp.*	2,439	(86,145)
Pioneer Natural Resources Co.	567	(92,710)
ONEOK, Inc.	1,971	(95,081)
Range Resources Corp.	1,922	(100,021)
Rice Energy, Inc.*	4,828	(105,057)
Cobalt International Energy, Inc.*	11,259	(105,947)
Cabot Oil & Gas Corp. — Class A	3,646	(107,666)
SunEdison, Inc.*	4,558	(109,392)
Energy Transfer Partners, LP	11,566	(644,805)
Halliburton Co.	21,644	(949,739)
Total Energy		(3,029,085)
Utilities - (2.9)%
NRG Energy, Inc.	370	(9,320)
Duke Energy Corp.	124	(9,521)
American Water Works Company, Inc.	222	(12,035)
Exelon Corp.	961	(32,299)
MDU Resources Group, Inc.	3,293	(70,273)
CenterPoint Energy, Inc.	4,090	(83,477)
National Fuel Gas Co.	1,503	(90,676)
OGE Energy Corp.	2,956	(93,439)
Southern Co.	2,144	(94,936)
ITC Holdings Corp.	2,538	(94,997)
PPL Corp.	2,833	(95,359)
Dominion Resources, Inc.	1,347	(95,462)
Eversource Energy	1,897	(95,836)
FirstEnergy Corp.	2,735	(95,889)
TECO Energy, Inc.	5,001	(97,019)
Questar Corp.	4,115	(98,184)
Sempra Energy	912	(99,426)
Aqua America, Inc.	3,787	(99,787)
NiSource, Inc.	2,292	(101,214)
Calpine Corp.*	4,558	(104,242)
Wisconsin Energy Corp.	35,132	(1,739,034)
Total Utilities		(3,312,425)
Technology - (3.2)%
Cypress Semiconductor Corp.	3	(42)
Accenture plc — Class A	74	(6,933)
Red Hat, Inc.*	99	(7,499)
Teradata Corp.*	173	(7,636)
Jack Henry & Associates, Inc.	148	(10,344)
International Business Machines Corp.	98	(15,729)
VeriFone Systems, Inc.*	616	(21,492)
Veeva Systems, Inc. — Class A*	985	(25,147)
Linear Technology Corp.	591	(27,659)
Solera Holdings, Inc.	542	(28,000)
IHS, Inc. — Class A*	271	(30,829)
athenahealth, Inc.*	271	(32,355)
Stratasys Ltd.*	936	(49,402)
Nuance Communications, Inc.*	3,499	(50,211)
Allscripts Healthcare Solutions, Inc.*	4,213	(50,387)
Genpact Ltd.*	2,538	(59,009)
Informatica Corp.*	1,380	(60,520)
Cree, Inc.*	2,390	(84,821)
NetSuite, Inc.*	936	(86,823)
Diebold, Inc.	2,562	(90,849)
Workday, Inc. — Class A*	1,083	(91,416)
Tableau Software, Inc. — Class A*	1,010	(93,445)
Zynga, Inc. — Class A*	32,963	(93,945)
Leidos Holdings, Inc.	2,242	(94,074)
Atmel Corp.	12,072	(99,353)
NCR Corp.*	3,375	(99,596)
ServiceNow, Inc.*	1,281	(100,917)
Paychex, Inc.	2,044	(101,413)
Altera Corp.	2,365	(101,482)
salesforce.com, Inc.*	1,577	(105,359)
MSCI, Inc. — Class A	1,749	(107,231)
NXP Semiconductor N.V.*	7,613	(764,040)
Applied Materials, Inc.	43,739	(986,752)
Total Technology		(3,584,710)
Industrial - (3.5)%
Jabil Circuit, Inc.	74	(1,730)
Hexcel Corp.	173	(8,896)
Crane Co.	148	(9,237)
Fortune Brands Home & Security, Inc.	197	(9,354)
USG Corp.*	370	(9,879)
Tyco International plc	271	(11,669)
Vulcan Materials Co.	148	(12,476)
Teekay Corp.	271	(12,620)
Roper Industries, Inc.	74	(12,728)
Babcock & Wilcox Co.	493	(15,820)
Clean Harbors, Inc.*	370	(21,009)
Genesee & Wyoming, Inc. — Class A*	222	(21,410)
Wabtec Corp.	246	(23,372)
Martin Marietta Materials, Inc.	173	(24,185)
Lincoln Electric Holdings, Inc.	394	(25,764)
Colfax Corp.*	813	(38,804)
Emerson Electric Co.	764	(43,258)
Kennametal, Inc.	1,429	(48,143)
Waters Corp.*	419	(52,090)
KBR, Inc.	3,621	(52,432)
Acuity Brands, Inc.	321	(53,979)
TransDigm Group, Inc.	345	(75,458)
Eagle Materials, Inc.	936	(78,213)
Sealed Air Corp.	1,749	(79,684)
Kansas City Southern	788	(80,439)
Graco, Inc.	1,134	(81,829)
United Parcel Service, Inc. — Class B	912	(88,409)
Owens-Illinois, Inc.*	3,794	(88,476)
AptarGroup, Inc.	1,478	(93,883)
SBA Communications Corp. — Class A*	813	(95,202)
Landstar System, Inc.	1,446	(95,870)
Middleby Corp.*	936	(96,081)
Trimble Navigation Ltd.*	3,818	(96,214)
Pall Corp.	961	(96,475)
Nordson Corp.	1,232	(96,515)
FLIR Systems, Inc.	3,105	(97,124)
Precision Castparts Corp.	468	(98,280)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (36.0)% (continued)
Industrial - (3.5)% (continued)
CH Robinson Worldwide, Inc.	1,355	$(99,213)
Donaldson Company, Inc.	2,636	(99,403)
Boeing Co.	665	(99,804)
Manitowoc Company, Inc.	4,631	(99,845)
Armstrong World Industries, Inc.*	1,749	(100,515)
B/E Aerospace, Inc.	1,601	(101,856)
National Instruments Corp.	3,203	(102,624)
J.B. Hunt Transport Services, Inc.	1,207	(103,072)
Stericycle, Inc.*	739	(103,777)
Mettler-Toledo International, Inc.*	321	(105,497)
Expeditors International of Washington, Inc.	2,193	(105,659)
Rock-Tenn Co. — Class A	13,198	(851,271)
Total Industrial		(3,919,543)
Consumer, Cyclical - (3.5)%
PVH Corp.	25	(2,664)
Domino's Pizza, Inc.	49	(4,927)
Coach, Inc.	222	(9,197)
Taylor Morrison Home Corp. — Class A*	542	(11,301)
Hasbro, Inc.	222	(14,039)
World Fuel Services Corp.	271	(15,577)
McDonald's Corp.	173	(16,857)
Mattel, Inc.	813	(18,577)
Spirit Airlines, Inc.*	321	(24,833)
Wynn Resorts Ltd.	246	(30,966)
Regal Entertainment Group — Class A	1,453	(33,187)
Goodyear Tire & Rubber Co.	1,232	(33,363)
Dollar General Corp.	492	(37,087)
CarMax, Inc.*	616	(42,510)
Cabela's, Inc.*	788	(44,112)
Delta Air Lines, Inc.	1,059	(47,613)
DSW, Inc. — Class A	1,478	(54,509)
SeaWorld Entertainment, Inc.	3,030	(58,418)
Ulta Salon Cosmetics & Fragrance, Inc.*	443	(66,827)
United Continental Holdings, Inc.*	1,059	(71,218)
MSC Industrial Direct Company, Inc. — Class A	1,010	(72,922)
Kate Spade & Co.*	2,390	(79,802)
WW Grainger, Inc.	353	(83,241)
Costco Wholesale Corp.	567	(85,898)
LKQ Corp.*	3,424	(87,517)
Tesla Motors, Inc.*	468	(88,345)
Panera Bread Co. — Class A*	591	(94,557)
Tupperware Brands Corp.	1,380	(95,248)
Tempur Sealy International, Inc.*	1,650	(95,271)
Fastenal Co.	2,316	(95,963)
Tiffany & Co.	1,109	(97,603)
Copart, Inc.*	2,636	(99,035)
Target Corp.	1,207	(99,058)
BorgWarner, Inc.	1,650	(99,792)
Starbucks Corp.	1,059	(100,287)
GNC Holdings, Inc. — Class A	2,044	(100,299)
Tractor Supply Co.	1,183	(100,626)
Scotts Miracle-Gro Co. — Class A	1,503	(100,957)
Toro Co.	1,453	(101,884)
Dunkin' Brands Group, Inc.	2,144	(101,969)
Sally Beauty Holdings, Inc.*	2,981	(102,457)
Choice Hotels International, Inc.	1,601	(102,576)
Yum! Brands, Inc.	1,306	(102,807)
Toll Brothers, Inc.*	2,636	(103,700)
Navistar International Corp.*	3,523	(103,929)
HD Supply Holdings, Inc.*	3,351	(104,401)
Lions Gate Entertainment Corp.	3,178	(107,798)
Gaming and Leisure Properties, Inc.	2,956	(108,988)
Dollar Tree, Inc.*	2,678	(217,306)
Staples, Inc.	24,504	(399,048)
Total Consumer, Cyclical		(3,971,066)
Communications - (4.3)%
United States Cellular Corp.*	345	(12,323)
Alliance Data Systems Corp.*	74	(21,923)
DISH Network Corp. — Class A*	321	(22,489)
TripAdvisor, Inc.*	295	(24,535)
Clear Channel Outdoor Holdings, Inc. — Class A	2,883	(29,176)
Charter Communications, Inc. — Class A*	173	(33,408)
Level 3 Communications, Inc.*	689	(37,096)
HomeAway, Inc.*	1,749	(52,767)
Yelp, Inc. — Class A*	1,183	(56,015)
Pandora Media, Inc.*	3,523	(57,108)
FireEye, Inc.*	1,626	(63,821)
Discovery Communications, Inc. — Class A*	2,489	(76,562)
Netflix, Inc.*	197	(82,088)
Palo Alto Networks, Inc.*	567	(82,828)
Splunk, Inc.*	1,478	(87,498)
Groupon, Inc. — Class A*	12,393	(89,354)
Amazon.com, Inc.*	246	(91,537)
LinkedIn Corp. — Class A*	370	(92,448)
Juniper Networks, Inc.	4,237	(95,671)
Motorola Solutions, Inc.	1,453	(96,871)
Verizon Communications, Inc.	2,044	(99,400)
JDS Uniphase Corp.*	7,687	(100,853)
CBS Corp. — Class B	1,675	(101,555)
Twitter, Inc.*	2,095	(104,917)
AMC Networks, Inc. — Class A*	1,453	(111,358)
Harris Corp.	5,620	(442,631)
AT&T, Inc.	15,000	(489,750)
Comcast Corp. — Class A	39,197	(2,213,454)
Total Communications		(4,869,436)
Consumer, Non-cyclical - (4.6)%
Laboratory Corporation of America Holdings*	1	(126)
Coty, Inc. — Class A*	25	(607)
Medivation, Inc.*	25	(3,227)
ConAgra Foods, Inc.	222	(8,110)
Clorox Co.	98	(10,818)
H&R Block, Inc.	370	(11,866)
Moody's Corp.	124	(12,871)
Zoetis, Inc.	394	(18,238)
Western Union Co.	1,108	(23,057)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (36.0)% (continued)
Consumer, Non-cyclical - (4.6)% (continued)
FleetCor Technologies, Inc.*	222	$(33,504)
Kimberly-Clark Corp.	321	(34,382)
Bruker Corp.*	1,995	(36,848)
Endo International plc*	419	(37,584)
WhiteWave Foods Co. — Class A*	1,134	(50,282)
Gartner, Inc.*	665	(55,760)
Avon Products, Inc.	7,391	(59,054)
Hologic, Inc.*	1,798	(59,379)
Intuitive Surgical, Inc.*	124	(62,623)
CoStar Group, Inc.*	321	(63,503)
Jazz Pharmaceuticals plc*	394	(68,079)
Monster Beverage Corp.*	492	(68,090)
Kellogg Co.	1,083	(71,424)
Vertex Pharmaceuticals, Inc.*	616	(72,670)
Alnylam Pharmaceuticals, Inc.*	715	(74,660)
Incyte Corp.*	837	(76,719)
Hertz Global Holdings, Inc.*	3,621	(78,503)
Patterson Companies, Inc.	1,675	(81,723)
Estee Lauder Companies, Inc. — Class A	985	(81,913)
Campbell Soup Co.	1,798	(83,697)
Sysco Corp.	2,365	(89,231)
AmerisourceBergen Corp. — Class A	788	(89,572)
Philip Morris International, Inc.	1,207	(90,923)
Whole Foods Market, Inc.	1,749	(91,088)
Sprouts Farmers Market, Inc.*	2,636	(92,866)
Tenet Healthcare Corp.*	1,897	(93,920)
Hershey Co.	936	(94,452)
Brown-Forman Corp. — Class B	1,047	(94,597)
Automatic Data Processing, Inc.	1,109	(94,975)
McCormick & Company, Inc.	1,232	(95,000)
BioMarin Pharmaceutical, Inc.*	764	(95,210)
Align Technology, Inc.*	1,774	(95,415)
Mead Johnson Nutrition Co. — Class A	961	(96,609)
McGraw Hill Financial, Inc.	936	(96,783)
Coca-Cola Co.	2,390	(96,915)
Morningstar, Inc.	1,306	(97,832)
MasterCard, Inc. — Class A	1,134	(97,967)
Colgate-Palmolive Co.	1,420	(98,462)
Seattle Genetics, Inc.*	2,932	(103,646)
Envision Healthcare Holdings, Inc.*	2,710	(103,929)
Flowers Foods, Inc.	4,595	(104,490)
Premier, Inc. — Class A*	2,784	(104,623)
Verisk Analytics, Inc. — Class A*	1,478	(105,529)
Hain Celestial Group, Inc.*	1,650	(105,683)
Bristol-Myers Squibb Co.	1,675	(108,038)
Rollins, Inc.	4,434	(109,653)
Kraft Foods Group, Inc.	1,552	(135,201)
Reynolds American, Inc.	6,762	(465,969)
Tornier N.V.*	24,964	(654,556)
Total Consumer, Non-cyclical		(5,142,451)
Financial - (9.9)%
DDR Corp.	197	(3,668)
First Niagara Financial Group, Inc.	469	(4,146)
Prologis, Inc.	99	(4,312)
Tanger Factory Outlet Centers, Inc.	123	(4,326)
Charles Schwab Corp.	148	(4,505)
Liberty Property Trust	148	(5,284)
Forest City Enterprises, Inc. — Class A*	246	(6,278)
Douglas Emmett, Inc.	246	(7,333)
Prudential Financial, Inc.	98	(7,870)
Apartment Investment & Management Co. — Class A	345	(13,579)
WP Carey, Inc.	271	(18,428)
Realogy Holdings Corp.*	419	(19,056)
Progressive Corp.	1,355	(36,856)
Zions Bancorporation	1,429	(38,583)
Columbia Property Trust, Inc.	1,577	(42,611)
Kilroy Realty Corp.	567	(43,188)
Realty Income Corp.	1,010	(52,116)
Markel Corp.*	74	(56,903)
Signature Bank*	443	(57,404)
Visa, Inc. — Class A	888	(58,084)
T. Rowe Price Group, Inc.	739	(59,844)
TFS Financial Corp.	4,361	(64,019)
Healthcare Trust of America, Inc. — Class A	2,341	(65,220)
MBIA, Inc.*	7,638	(71,033)
Simon Property Group, Inc.	370	(72,387)
Genworth Financial, Inc. — Class A*	10,619	(77,625)
CBOE Holdings, Inc.	1,429	(82,032)
American Tower Corp. — Class A	886	(83,417)
American Express Co.	1,083	(84,604)
White Mountains Insurance Group Ltd.	124	(84,880)
Cullen/Frost Bankers, Inc.	1,232	(85,107)
BOK Financial Corp.	1,453	(88,953)
Aflac, Inc.	1,404	(89,870)
Commerce Bancshares, Inc.	2,181	(92,299)
Bank of Hawaii Corp.	1,528	(93,529)
Loews Corp.	2,292	(93,582)
Crown Castle International Corp.	1,134	(93,600)
State Street Corp.	1,281	(94,192)
Aon plc	985	(94,678)
Affiliated Managers Group, Inc.*	443	(95,148)
Eaton Vance Corp.	2,292	(95,439)
TD Ameritrade Holding Corp.	2,587	(96,392)
Arthur J Gallagher & Co.	2,069	(96,726)
LPL Financial Holdings, Inc.	2,217	(97,237)
Waddell & Reed Financial, Inc. — Class A	1,971	(97,643)
Intercontinental Exchange, Inc.	419	(97,740)
Marsh & McLennan Companies, Inc.	1,749	(98,101)
Senior Housing Properties Trust	4,434	(98,390)
Rayonier, Inc.	3,671	(98,970)
American Homes 4 Rent — Class A	6,011	(99,482)
ProAssurance Corp.	2,168	(99,533)
Brown & Brown, Inc.	3,038	(100,589)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (36.0)% (continued)
Financial - (9.9)% (continued)
Plum Creek Timber Company, Inc.	2,316	$(100,630)
Old Republic International Corp.	6,750	(100,845)
Lamar Advertising Co. — Class A	1,725	(102,241)
Cincinnati Financial Corp.	1,922	(102,404)
BankUnited, Inc.	3,129	(102,443)
First Republic Bank	1,798	(102,648)
SVB Financial Group*	813	(103,284)
Howard Hughes Corp.*	689	(106,809)
Sterling Bancorp	12,445	(166,887)
PacWest Bancorp	7,522	(352,706)
Royal Bank of Canada	16,338	(986,162)
PartnerRe Ltd.	8,780	(1,003,817)
Omega Healthcare Investors, Inc.	30,100	(1,221,157)
BB&T Corp.	38,428	(1,498,308)
M&T Bank Corp.	13,931	(1,769,237)
Total Financial		(11,146,369)
Total Common Stock Sold Short
(Proceeds $39,353,629)		(40,482,517)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.8)%
iShares MSCI Mexico Capped ETF	1,027	(59,525)
iShares MSCI Taiwan ETF	4,527	(71,255)
iShares MSCI Emerging Markets ETF	1,859	(74,602)
Market Vectors Gold Miners ETF	4,763	(86,877)
iShares MSCI Australia ETF	4,094	(93,589)
iShares MSCI Japan ETF	7,823	(98,022)
iShares MSCI Malaysia ETF	8,696	(115,570)
iShares 7-10 Year Treasury Bond ETF	1,226	(132,886)
iShares MSCI South Korea Capped ETF	2,573	(147,279)
iShares China Large-Capital ETF	3,321	(147,618)
iShares MSCI United Kingdom ETF	10,499	(189,087)
Powershares QQQ Trust Series 1	1,949	(205,814)
iShares iBoxx $ High Yield Corporate Bond ETF	2,693	(244,013)
iShares MSCI Canada ETF	9,541	(259,324)
iShares 20+ Year Treasury Bond ETF	3,124	(408,276)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,588	(436,695)
iShares MSCI EAFE ETF	7,668	(492,056)
iShares Russell 2000 ETF	4,473	(556,218)
iShares TIPS Bond ETF	6,918	(785,816)
iShares US Real Estate ETF	13,476	(1,068,916)
iShares Core U.S. Aggregate Bond ETF	9,682	(1,078,865)
iShares Russell 1000 Value ETF	11,047	(1,138,725)
SPDR Barclays High Yield Bond ETF	46,005	(1,804,316)
SPDR S&P 500 ETF Trust	11,800	(2,435,873)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,180,824)		(12,131,217)
Total Securities Sold Short- (46.8)%
(Proceeds $50,534,453)		$(52,613,734)
Other Assets & Liabilities, net - 56.5%		63,507,986
Total Net Assets - 100.0%		$112,325,564

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $5,974,738)	35	$86,786
June 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,348,635)	43	53,979
June 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $2,131,187)	13	41,221
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,190,000)	7	27,661
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,764,672)	23	26,497
June 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $9,739,425)	70	24,455
June 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,548,315)	88	24,144
June 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,964,844)	23	21,069
June 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $14,725,363)	12	17,192
June 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,395,568)	39	8,358

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,217,081)	52	$3,880
June 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,610,762)	9	(5,690)
(Total Aggregate Value of Contracts $63,610,590)		$329,552

COMMODITY FUTURES CONTRACTS PURCHASED†
June 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,890,380)	31	$59,047
May 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $955,553)	21	34,850
June 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $236,800)	2	(237)
May 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $467,573)	9	(2,099)
May 2015 Silver Futures Contracts (Aggregate Value of Contracts $415,750)	5	(4,521)
May 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $189,960)	4	(5,840)
(Total Aggregate Value of Contracts $4,156,016)		$81,200

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,762,868)	11	$33,697
June 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $2,960,660)	23	27,492
April 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $738,714)	6	19,555
April 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $562,981)	7	19,263
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,064,140)	7	18,372
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $411,900)	4	5,005
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $796,275)	9	4,667
May 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $283,840)	16	2,519
June 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $643,160)	2	1,581
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $249,840)	2	1,529
June 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $557,333)	5	(969)
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,164,125)	25	(1,050)
August 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $415,360)	22	(1,676)
June 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $274,050)	15	(1,723)
April 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $2,100,296)	20	(23,149)
June 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,891,656)	19	(49,737)
(Total Aggregate Value of Contracts $16,877,198)		$55,376

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,735,205)	129	$252,736
May 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $667,872)	9	65,318
May 2015 Corn Futures Contracts (Aggregate Value of Contracts $545,562)	29	27,457

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $938,700)	18	$26,190
June 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $449,520)	8	15,624
May 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $99,488)	2	6,128
May 2015 Wheat Futures Contracts (Aggregate Value of Contracts $256,375)	10	3,924
May 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $223,159)	3	3,104
May 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $79,110)	3	75
May 2015 Soybean Futures Contracts (Aggregate Value of Contracts $632,288)	13	(2,094)
May 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $560,750)	20	(4,729)
June 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,491,070)	49	(7,535)
May 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,556,844)	35	(10,066)
May 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $567,900)	18	(17,268)
(Total Aggregate Value of Contracts $9,803,843)		$358,864

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $568,750)	35	$116,168
July 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $93,450)	5	9,487
April 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $811,234)	15	1,377
April 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $176,070)	5	(613)
April 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $161,071)	1	(3,256)
(Total Aggregate Value of Contracts $1,810,575)		$123,163

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 British Pound Futures Contracts (Aggregate Value of Contracts $1,390,125)	15	$15,550
June 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $473,220)	6	511
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $1,479,638)	11	(7,052)
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $3,651,375)	35	(30,158)
June 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,161,112)	9	(33,134)
(Total Aggregate Value of Contracts $8,155,470)		$(54,283)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 Goldman Sachs Multi- Hedge Strategies Short Index Swap, Terminating 04/14/15[7] (Notional Value $4,831,066)	40,985	$14,373
Goldman Sachs International April 2015 Goldman Sachs Multi- Hedge Strategies Long Index Swap, Terminating 04/14/15[6] (Notional Value $16,610,790)	121,830	313,551
(Total Notional Value $21,441,856)		$327,924

SECTOR DIVERSIFICATION
Goldman Sachs Multi-Hedge Strategies Long Index Swap[6]
Sector	% of Index
Consumer Discretionary	21.9%
Health Care	21.5%
Technology	15.3%
Financials	13.8%
Consumer Staples	13.8%
Industrials	5.9%
Materials	3.3%
Communications	2.8%
Energy	1.2%
Utilities	0.5%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Short Index Swap[7]
Sector	% of Index
Energy	32.2%
Industrials	21.1%
Financials	15.2%
Materials	8.6%
Communications	7.4%
Consumer Discretionary	6.4%
Technology	4.2%
Consumer Staples	3.0%
Utilities	1.9%
Total	100.0%

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.EM.23 Index	Barclays Bank plc	1.00%	06/20/20	$2,700,000	$2,426,626	$266,047	$7,327

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2015.
[2]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[3]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Customized basket of 193 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
[7]	Customized basket of 117 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments such factors may include, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Funds’ use of derivative instruments provides leveraged exposure. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.
In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$2,313,410	$38,451	$2,250,375	$–	$–	$4,602,236
Managed Futures Strategy Fund	153,425,492	7,592,099	82,771,140	3,988,538	–	247,777,269
Multi-Hedge Strategies Fund	86,353,951	784,709	15,077,361	649,683	–	105,290,836

Liabilities
Commodities Strategy Fund	$–	$250,272	$–	$–	$–	$250,272
Managed Futures Strategy Fund	–	1,353,816	–	887,960	–	2,241,776
Multi-Hedge Strategies Fund	52,613,734	129,795	–	82,801	–	52,826,335

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 04/01/15	$938,421,349	$938,422,131	11/15/22 - 05/15/44	$1,894,920,400	$957,189,912

RBC Capital Markets			U.S. Treasury Note
0.05			2.13%
Due 04/01/15	141,000,000	141,000,196	12/31/21	92,325,000	95,818,749
			U.S. TIP Bond
			3.88%
			04/15/29	22,465,400	48,001,266

UMB Financial Corp.			U.S. Treasury Notes
0.03			1.38% - 3.25%
Due 04/01/15	113,175,677	113,175,772	11/30/15 - 12/31/16	109,984,100	115,439,211

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$320,312	$334,350

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.10%			0.00%
Due 04/01/15	$216,576	$216,577	11/15/17 - 07/15/37	$241,550	$166,250
			Federal Farm Credit Bank
			0.19%
			06/12/17	54,655	54,662
BNP Paribas Securities Corp.			U.S. Treasury Note
0.10%			2.13%
Due 04/01/15	74,502	74,502	12/31/21	34,246	35,299
			U.S. Treasury Bond
			4.38%
			05/15/41	29,556	40,693
Barclays Capital Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 04/01/15	38,455	38,455	05/15/20 - 05/15/44	59,489	35,345
			U.S. Treasury Bond
			4.75%
			02/15/41	2,699	3,879

There is also $4,816 in segregated cash held as collateral.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Commodities Strategy Fund	x	x
Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x

7. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 19, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	May 19, 2015

* Print the name and title of each signing officer under his or her signature.